Related Party Transactions - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Total Revenue	$ 89,569	$ 158,381	$ 126,399
Purchase of data connectivity service	61,264	93,463	80,244
Maya
Related Party Transaction [Line Items]
Total Revenue	8,010	$ 4,419	$ 3,597
Purchase of data connectivity service	$ 47